QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                          Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                        -------------------------------

                      Date of reporting period: 11/30/04
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS NOVEMBER 30, 2004 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS

CSI Equity Fund;
GenomicsFund;
New Market Fund;
Sand Hill Portfolio Manage Fund; and
Third Millennium Russia Fund

                         CSI EQUITY FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS
                  November 30, 2004 (Unaudited)

 Number                                              Market
of Shares             Description                     Value
----------      ------------------------            ----------

                COMMON STOCKS:             96.18%

                BANKING:                    8.21%
   40,000       Bank America                         $
                                                    1,850,800
   35,000       HSBC Holdings ADR                   2,988,300
   24,000       National Bank Austria               2,604,240
   40,000       Wells Fargo & Co.                   2,470,800
                                                    ----------

                                                    9,914,140
                                                    ----------

                BEVERAGES:                  2.13%
   51,500       Pepsico Inc.                        2,570,365
                                                    ----------

                COMPUTER AND                4.44%
                PERIPHERALS:
  100,000       Cisco Systems, Inc.*                1,871,000
   42,000       Dell Computer*                      1,701,840
  133,200       EMC Corp/MASS*                      1,787,544
                                                    ----------
                                                    5,360,384
                                                    ----------

                COMPUTER                    3.91%
                SOFTWARE/SERVICES:
   52,300       Automatic Data                      2,381,219
                Processing, Inc.
   87,200       Microsoft Corp.                     2,337,832
                                                    ----------
                                                    4,719,051
                                                    ----------

                DRUG AND MEDICAL:           7.64%
   57,800       Abbott Laboratories                 2,425,288
   38,000       Amgen, Inc.                         2,281,520
   42,000       Johnson & Johnson                   2,533,440
   71,225       Pfizer Inc.                         1,977,918
                                                    ----------
                                                    9,218,166
                                                    ----------

                ELECTRONICS/EQUIPMENT:      8.36%
   34,100       Canon Inc. ADR                      1,710,797
   42,900       Emerson Electric Co.                2,866,578
   86,000       General Electric Corp.              3,040,960
   51,500       Metronic Inc.                       2,474,575
                                                    ----------
                                                    10,092,910
                                                    ----------

                FINANCIAL:                  4.83%
   20,200       American International              1,279,670
   64,000       1st Data Corp                       2,629,760
   43,000       State Street Corp                   1,916,080
                                                    ----------
                                                    5,825,510
                                                    ----------
                FOOD:                       7.81%
   25,000       Diageo PLC ADR                      1,408,500
   82,400       Groupe Danone ADR                   1,466,720
   39,800       Nestle S.A. ADR                     2,557,671
   37,000       Sysco Corp.                         1,285,750
   39,400       William Wrigley Jr.                 2,710,720
                Company
                                                    ----------
                                                    9,429,361
                                                    ----------

                HOUSEHOLD:                  5.72%
    7,400       Kao Corporation ADR                 1,785,301
   20,900       Kimberly-Clark Corp.                1,329,449
   50,800       Proctor & Gamble                    2,716,784
   12,000       Toto Ltd.                           1,072,814
                                                    ----------
                                                    6,904,348
                                                    ----------

                MANUFACTURING:              6.55%
   51,600       Dupont EI                           2,338,512
   33,000       3M Co.                              2,626,470
   30,100       United Technologies                 2,937,158
                                                    ----------
                                                    7,902,140
                                                    ----------
                MATERIALS:                  1.48%
   75,000       BHP Billiton LTD ADR                1,782,000
                                                    ----------


                OIL:                        8.08%
   40,000       BP PLC ADR                          2,454,000
   28,000       Conocophillips                      2,547,720
   34,000       Schlumberger Ltd.                   2,231,420
   23,000       Total Fina ADR                      2,520,800
                                                    ----------
                                                    9,753,940
                                                    ----------

                RETAIL:                    11.01%
   73,800       Avon Products                       2,770,452
   75,000       Borders Group Inc.                  1,708,500
   70,800       Costco Wholesale                    3,440,880
   66,100       CVS Corp.                           2,998,957
   56,700       Home Depot Inc.                     2,367,225
                                                    ----------
                                                    13,286,014
                                                    ----------

                SEMI-CONDUCTORS:            3.77%
  114,000       Intel Corp.                         2,547,900
  100,000       STMicroelectronics                  2,000,000
                                                    ----------
                                                    4,547,900
                                                    ----------

                TELECOMMUNICATIONS:         2.48%
   37,000       Hutchison Whampoa ADR               1,650,200
   49,350       Vodafone Airtouch                   1,345,775
                Communications
                                                    ----------
                                                    2,995,975
                                                    ----------
                TRANSPORTATION:             6.24%
   33,400       Fedex Corporation                   3,174,002
   22,050       Toyota Motor ADR                    1,647,356
   42,800       Union Pacific Corp.                 2,715,232
                                                    ----------
                                                    7,536,590
                                                    ----------

                UTILITIES:                  3.52%
   17,000       EON AG ADR                          1,430,210
   40,000       FPL Group                           2,813,200
                                                    ----------
                                                    4,243,410
                                                    ----------


                Total Securities           96.18%
                                                    116,082,204
                Cash and Cash               3.82%   4,605,742
                equivalents
                                                    ----------
                TOTAL INVESTMENTS         100.00% $120,687,946

                     GENOMICSFUND
          SCHEDULE OF PORTFOLIO INVESTMENTS
            November 30, 2004 (Unaudited)
Number
  of                                           Market
Shares   Security                               Value
         Description

         COMMON STOCKS:  92.92%

         BIOPHARMACEUTICALS &             19.3%
         BIOTHERAPEUTICS:
         (companies with FDA approved
         products)
 3,400   Biogen IDEC,
         Inc.                                  $199,512
 6,800   Celegene Corp.                         186,456
 5,800   Genentech, Inc.                        279,850
 5,400   Gen-Probe, Inc.                        215,460
 3,400   Genzyme Corp                           190,434
 5,300   Gilead Sciences Inc.                   182,638
                                               --------
                                              1,254,350
                                               --------

         BIOPHARMACEUTICALS &             19.0%
         BIOTHERAPEUTICS:
         (companies with products in clinical
         development)

19,320   Abgenix, Inc.                         196,098
 3,500   Amgen Inc.                            210,140
17,600   Human Genome Sciences                 193,600
31,650   Lexicon Genetics Inc.                 222,500
16,400   Millennium Pharmaceuticals            206,968
19,000   Vertex Pharmaceutical, Inc.           201,780
                                               -------
                                             1,231,086
                                             ---------

           BIOINFORMATICS AND ANALYSIS    54.5%
                  TECHNOLOGIES:

20,400   Affymetrix, Inc.                      692,580
10,500   Applera Corporation                   215,250
17,000   Caliper Life Science                  118,830
 5,900   Charles River Labs                    275,825
17,100   Celera Genomics Group -
           Applera Corporation*                240,768
13,500   Decode Genetics Inc.                  162,500
25,000   Dendrite International, Inc.          230,445
24,700   Exelixis Inc.                         221,559
 3,500   Fisher Scientific                     197,890
 8,250   PDI,Inc.                              191,978
11,000   Perkinelmer Inc.                      234,630
 8,200   SFBC International, Inc.              318,406
 4,870   Techne Corp                           180,921
12,600   Ventiv Health Inc.                    243,936
                                          ------------
                                             3,525,518
                                          ------------


         Total Securities       92.92%      $6,010,954
         Cash and Cash
           equivalents           7.08%         457,961
                                 -----         -------
         TOTAL INVESTMENTS     100.00%      $6,468,915

                               THE NEW MARKET FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          November 30, 2004(Unaudited)


Number of                                             Market
 Shares       Security                                Value
              Description
----------    --------------------                  -----------
----------    -----------                           -----------

              COMMON STOCK:       96.78%

              CHEMICALS:           4.46%
    6,300     Albermarle                            $  250,992
    7,480     New Market Corp.
                                                       143,541
                                                    -----------
                                                       394,533
                                                    -----------
              COMPUTERS &          3.49%
              SERVICES:
    3,200     Dell Computer                            129,664
    1,900     International Business
              Machines Corp.                           179,056
                                                    -----------
                                                       308,720
                                                    -----------

              CONSUMER GOODS:     18.45%
    5,000     Energizer Holdings                       233,500
   11,400     Kraft Foods Inc.                         389,880
    8,900     Gillette Company                         387,061
   10,300     Cadbury Schweppes-Spons ADR              370,800
    3,000     UST Inc.                                 132,090
    4,000     Waste Mgmt Inc.                          119,240
                                                   -----------
                                                     1,632,571
                                                    -----------

              DIVERSIFIED:         1.41%
    1,200     Tejon  Ranch Co.                          47,460
      200     Wesco Financial Corp.                     77,050
                                                    -----------
                                                       124,510
                                                    -----------

              ELECTRIC:            1.01%
    4,000     Intel Corp                                89,400
                                                    -----------

              ENERGY:              6.58%
    2,400     Chevrontexaco Corp.                      131,040
    1,200     Dominion Resources                        78,564
    4,100     Duke Power                               103,648
    4,700     Enron Corp.                                  174
    2,500     Royal Dutch Petroleum                    143,150
    2,000     TXU Corporation                          125,640
                                                    -----------
                                                       582,216
                                                    -----------

              FINANCIALS:         10.18%
    3,900     Ambac Financial Group                    317,187
    5,000     American Express Co.                     278,550
    2,000     Bank America                              92,540
    2,500     Washington Mutual                        101,775
    1,800     Wells Fargo Co.                          111,186
                                                    -----------
                                                       901,238
                                                    -----------

              INSURANCE:          20.34%
      331     Berkshire Hathaway Inc-Class B           920,180
    1,200     Markel Corp.                             386,400
      800     White Mountains Insurance                493,600
                                                    -----------
                                                     1,800,180
                                                    -----------

              MANUFACTURING:       7.82%
    3,000     Altria Group Inc.                        172,470
    4,500     Anheuser Busch Cos.                      225,405
    6,700     General Electric                         236,912
    1,700     Tyco International                        57,749
                                                    -----------
                                                       692,536
                                                    -----------
              MEDICAL:             9.43%
    5,800     Johnson & Johnson                        349,856
    7,500     Novartis Ag                              360,375
    2,500     Pepsico Inc.                             124,775
                                                    -----------
                                                       835,006
                                                    -----------

              REIT:                6.70%
    7,500     First Industrial Realty Trust            298,500
   12,800     United Dominion Realty Trust             294,272
                                                    -----------
                                                       592,772
                                                    -----------

              RETAIL:              2.83%
    5,000     McDonalds Corp.                          153,700
    3,484     CarMax Inc.                               97,029
                                                    -----------
                                                       250,729
                                                    -----------

              TRANSPORT SERVICES:  4.08%
    3,800     Fedex Corp.                              361,114
                                                    -----------




              Total Securities           96.78%     $8,565,525
              Cash and Cash
              equivalents                 3.22%        285,205
                                        --------   -----------
              TOTAL INVESTMENTS          100.00%    $8,850,730
                                         ========   ===========

                        SAND HILL PORTFOLIO MANAGER FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          November 30, 2004 (Unaudited)
 Number
   of                                                Market
 Shares        Security Description                  Value
----------     -----------------------              ---------


               COMMON STOCKS:        59.47%

               CONSUMER               5.01%
               DISCRETIONARY:
    4,500      Johnson Controls, Inc.                276,300
    3,200      McGraw-Hill                           280,736
               Cos
    3,500      Newell                                121,450
               Rubbermaid
                                                    ---------
                                                     678,486
                                                    ---------

               CONSUMER STAPLES:      9.06%
    8,600      Conagra                               232,630
    6,000      General                               272,940
               Mills, Inc.
    9,500      Pepsico Inc.                          474,145
    4,600      Procter & Gamble                      246,008
                                                    ---------
                                                    1,225,723
                                                    ---------

               ENERGY:                5.43%
    6,100      BP Amoco ADR                          374,235
    6,600      ChevronTexaco Corp.                   360,360
                                                    ---------
                                                     734,595
                                                    ---------

               FINANCIALS:            6.49%
    2,500      American Express                      139,275
    3,000      MBIA Inc.                             179,880
    4,000      Torchmark Corp.                       219,640
    5,500      Wells Fargo & Co.                     339,735
                                                    ---------
                                                     878,530
                                                    ---------

               HEALTHCARE:            11.14%
    2,300      Amgen Inc.                            138,092
    3,500      C. R. Bard, Inc.                      209,685
    8,000      Gilead Sciences, Inc.                 275,680
    5,500      Johnson & Johnson                     331,760
    4,000      Medicis Pharmaceutical                147,160
   14,600      Pfizer, Inc.                          405,442
                                                    ---------
                                                    1,507,819
                                                    ---------

               INDUSTRIALS            6.15%
    7,200      H&R Block Inc.                        343,440
    2,500      Illinois Tool Works                   235,575
    3,400      L3 Communications                     253,028
                                                    ---------
                                                     832,043
                                                    ---------

               INFORMATION            3.29%
               TECHNOLOGY:
    3,000      Cisco                                  56,130
    2,500      Intel Corp.                            55,875
    8,000      Microsoft Corp.                       214,480
    4,500      Sungard Data Systems                  119,295
                                                    ---------
                                                     445,780
                                                    ---------

               UTILITIES              0.97%
    2,000      Dominion Resources                    130,940
                                                    ---------
                                                     130,940
                                                    ---------

               INDEX                  11.92%
               EQUITIES
    7,000      I-Shares MSCI EAFE Index            1,086,960
    4,500      S & P Midcap Depository Receipts      525,600
                                                    ---------
                                                    1,612,560
                                                    ---------

               TOTAL COMMON STOCKS:                 8,046,476
                                                    ---------

Principal
 Amount        FIXED INCOME           32.88%
               SECURITIES:
----------

  400,000      Allstate
               maturity date                         414,011
               12/01/06; 5.375%

  250,000      Citigroup
               Global
               maturity date                         243,021
               9/15/20; 4.250%

  400,000      Federal Home Loan Bank
               maturity date                         427,901
               09/02/08; 5.800%

  380,000      Federal National Mortgage
               Association
               maturity date                         407,598
               03/05/07; 6.660%

  300,000      Federal Home Loan Bank
               maturity date                         298,784
               08/20/13; 4.00%

  250,000      Federal Home Loan Bank
               maturity date                         246,888
               07/16/08; 2.00%

  250,000      Federal Home Loan Bank
               maturity date                         246,594
               12/19/08; 2.25%

  150,000      Household
               Finance
               maturity date                         149,394
               09/24/08; 2.336%

  400,000      Security Cap
               GRP
               maturity date                         402,669
               1/19/05; 7.8000%

  200,000      U.S.
               Treasury Note
               maturity date                         206,008
               11/15/05; 5.875%

  250,000      Government
               1/15/10
               maturity 12/24/13;                    290,538
               4.25%

  200,000      GE Capital
               maturity date                         199,068
               11/9/06; 3.125%

  500,000      GCB General Dynamics
               maturity date                         505,915
               8/15/10; 4.500%

  400,000      Wal-Mart
               maturity date                         410,207
               10/15/05; 5.875%
                                                    ---------
               TOTAL FIXED INCOME
               SECURITIES:                         $4,448,596
                                                    ---------

Principal
 Amount        SHORT TERM             3.69%
               INVESTMENTS:
----------

  500,000      General
               Electric
               maturity                              499,483
               date 12/21/04
                                                    ---------
               TOTAL SHORT TERM
               INVESTMENTS                           $499,483
                                                    ---------


               Total Investments           96.04%   12,994,555
               Cash and Cash
               equivalents                  3.96%      536,463
                                           -------  ---------
               NET ASSETS                  100.00% $13,531,018

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          November 30, 2004 (Unaudited)

  Number
    of                                                         Market
  Shares     Security Description                              Value
-----------  -----------------------------------             -----------

             COMMON STOCK:                          98.62%

             AGRICULTURE:                            4.16%
 4,930,000   Uralkaliy                                       $2,218,500
                                                             -----------

             CELLULAR TELECOMMUNICATION:             8.46%
    14,000   Mobile Telesystems ADR                           1,941,940
    66,000   Vimpel Communications ADR                        2,570,040
                                                             -----------
                                                              4,511,980
                                                             -----------

             CONSUMER:                               3.63%
    20,000   Baltika Brewery                                    330,000
    69,727   Kalina                                           1,248,113
    20,000   Pharmacy Chain 36.6                                355,000
                                                             -----------
                                                              1,933,113
                                                             -----------

             FINANCIAL:                              2.72%
    30,000   Sberbank                                         1,452,000
                                                             -----------

             GAS DISTRIBUTION:                       5.98%
    60,000   RAO Gazprom ADR Reg S                            2,250,000
    51,000   Vostok Nafta Investment                            935,878
                                                             -----------
                                                              3,185,878
                                                             -----------

             NATURAL RESOURCES:                      8.19%
    25,000   Highland Gold Mining Ltd.                          118,428
    34,000   Norilsk JSC Mining & Smelting ADR                2,006,000
     1,000   Lebedinsky Mining                                   55,770
    21,000   Verkhanaya Salda Metal                           2,184,000
                                                             -----------
                                                              4,364,198
                                                             -----------

             OIL DISTRIBUTION:                      11.37%
    25,000   Lukoil ADR                                       3,120,000
   105,000   Sibneft ADR                                      2,940,000
                                                             -----------
                                                              6,060,000
                                                             -----------

             OIL PRODUCTION:                         8.53%
    57,000   Surgutneftegaz ADR                               2,157,450
   183,554   Teton Petroleum Co.                                317,548
   500,000   Tyumen Oil                                       1,440,000
   158,000   Yukos Corp ADR                                     632,000
                                                             -----------
                                                              4,546,998
                                                             -----------

             STEEL:                                 13.46%
   915,600   Magnitogorsk Iron                                  366,240
 1,450,000   Nizhny Tagil Metals                              1,471,750
 1,340,540   Novolipetsk Ferrous Metal                        1,380,756
   105,000   Severstal                                        3,958,500
                                                             -----------
                                                              7,177,246
                                                             -----------

             TRANSPORTATION:                        11.07%
    13,800   Aeroflot GDR                                     1,656,000
    10,000   Avtovaz PFD                                        259,000
    10,000   Avtovaz                                            268,000
 4,500,000   Far Eastern Shipping                             1,129,500
    33,000   Far Eastern Shipping GDR                           414,150
     2,600   Transneft PFD                                    2,173,600
                                                             -----------
                                                              5,900,250
                                                             -----------

             UTILITIES:                              3.40%
 2,000,000   Kostromskaya GRES                                  290,000
     3,300   Stavropolskaya Gres                                594,000
    33,990   RAO Unified Energy System ADR                      931,326
                                                             -----------
                                                              1,815,326
                                                             -----------

             WIRELINE TELECOMMUNICATION:            17.66%
    40,000   Central Communication ADR                        1,200,000
    51,000   Golden Telecom Inc.                              1,545,198
   109,500   Moscow City Tel ADR                              1,275,675
    15,000   North-West Telecom ADR                             405,000
   150,000   Rostelecom-SPN ADR                               1,921,500
   200,000   Uralsvyasinform ADR                              1,492,000
   260,000   Volgatelecom ADR                                 1,575,600
                                                             -----------
                                                              9,414,973
                                                             -----------


             Total Securities                       98.62%  $52,580,462
             Cash and Cash equivalents               1.38%      736,453
                                                -----------  -----------

             TOTAL INVESTMENTS                     100.00%  $53,316,915
                                                ===========  ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: January 28, 2005
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
       John Pasco, III
       Principal Executive Officer

Date: January  28, 2005
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
       John Pasco, III
       Principal Financial Officer

Date: January 28, 2005
      ------------------------------------